UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch Trust Company, FSB
Address:          1300 Merrill Lynch Drive, 3rd Floor
                  Pennington, New Jersey 08534

13F File Number: 028-05437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Gray
Title:   Senior Vice President
	   Chief Compliance Officer of Regulatory Compliance
Phone:   (609) 274-2296
Signature, Place, and Date of Signing:


/s/ Sean Gray
------------------------------------------
Sean Gray

Pennington, New Jersey
May 10, 2005

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.
[X]      13F NOTICE.
[  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-03554			Merrill Lynch & Co., Inc.